Stock-based compensation - Stock-based compensation expenses (Details) - General and administrative expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 9,443	$ 11,532
Equity classified restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,933	2,110
Performance restricted share unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	1,892	1,910
Liability classified deferred stock unit plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	5,618	7,415
Share option plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expenses	$ 0	$ 97